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                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C

                     ML LIFE INSURANCE COMPANY OF NEW YORK
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C

                        SUPPLEMENT DATED AUGUST 4, 2006
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 2006
                                      FOR
                        MERRILL LYNCH CONSULTS ANNUITY(SM)

This supplement updates your Prospectus for the Merrill Lynch Consults Annuity(SM) issued through Merrill Lynch Life Variable Annuity Separate Account C or ML of New York Variable Annuity Separate Account C (the "Separate Accounts").

As noted in your Prospectus, we may close any subaccount that invests in a portfolio of the MLIG Variable Insurance Trust ("MLIG Trust") to allocations of premiums and transfers of contract value for Consults Annuity Contracts issued on or after a specified date. Similarly, we may reopen any closed subaccount that invests in a portfolio of the MLIG Trust to allocations of premiums and transfers of contract value for Consults Annuity Contracts at a future date.

The subaccounts investing in the ROSZEL/BKF LARGE CAP VALUE PORTFOLIO OF MLIG TRUST have been closed to allocations of premiums and contract value for Consults Annuity Contracts issued on or after August 4, 2006.

For this subaccount, if your Consults Annuity Contract was issued before the noted date, you may continue to allocate premiums and transfer contract value to the subaccount. If your Consults Annuity Contract was issued on or after the noted date, you may not allocate premiums or transfer contract value to the subaccount. We will keep you informed of any change in the status of this subaccount.

                                  *    *    *


If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 (for Consults Annuity Contracts issued by Merrill Lynch Life Insurance Company) or (800) 333-6524 (for Consults Annuity Contracts issued by ML Life Insurance Company of New York), or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Consults Annuity Prospectus for your reference.



                                                               Code: 101746-0806